BORROWINGS	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
BORROWINGS

11 Borrowings

	December 31,
	2023	2022
	US$	US$

Short-term borrowings (i)	8,772,710	8,978,390

Long-term borrowings (ii)	11,538,357	12,305,279
Less: current maturities	(9,031,383)	(4,426,000)
Non-current maturities	2,506,974	7,879,279

(i)	As of December 31, 2023 and 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in HK$ and US$.

(ii)	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.

As of December 31, 2023, the Company obtained loans from three members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on April 4, 2024. Another loan of HK$2.5 million and 9.8 million (equivalent to US$0.3 million and US$1.3 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 30 and June 30, 2024, respectively. Another loan of HK$3.6 million (equivalent to US$0.6 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable on demand. The company is in negotiation to extend the above loans.

(iii)	As of December 31, 2023, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

(iv)	As of December 31, 2023 and 2022, the Company had obtained a line of credit of US$5 million from Ripple Labs, Inc., one of the related parties of their subsidiary, Tranglo Sdn. Bhd. The loan is unsecured and has an interest rate of 12% per annum. Amount drawn down as of December 31, 2023 and 2022, was US$5 million and US$5 million respectively. The line of credit facility has a maturity of two years from the effective date of September 12, 2022. Ripple has the option of calling any drawdown on or after the first anniversary.

As of December 31, 2023, loans of US$8.7 million were guaranteed by Mr. Alexander Kong (2022: US$9.3 million).

Interest expense during the years ended December 31, 2023 and 2022 was US$4,655,070 and US$4,591,803, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11	Borrowings (continued)

As of December 31, 2023, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2024	9,031,383
2025	466,188
2026	-
2027	2,040,786
Total	11,538,357

The carrying values of short-term borrowings approximate their fair values due to their short-term maturities. The Company’s long-term borrowing are subject to both fixed and floating interest rates. The carrying values of each type of these borrowings approximate their fair values as the interest rates reflect the rates offered to other entities with similar characteristics to Seamless.